Note 52 - Accountant Fees And Services - Auditors Remuneration For Other Services (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Auditors Remuneration Abstract
Firms Belonging To The KPMG Worldwide Organitation	€ 0.3	€ 0.5